Commitments and Contingencies (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Aug. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Rent expense	$ 942,606		$ 944,645	$ 827,593
Total capital commitments	3,302,944	$ 25,650,000
Total investments	$ 500,304
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Total investments					$ 206,032